Personnel costs - Additional Information (Detail) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 shares € / shares
Personnel Costs [Line Items]
Share based payments	€ 6,133	€ 1,942	€ 1,125
Mr Altan
Personnel Costs [Line Items]
Incremental fair value of option granted | € / shares				€ 25
Number of stock options granted | shares				56,700
2019 Stock Option Plan
Personnel Costs [Line Items]
Share based compensation arrangement award vesting period				4 years
Share based compensation arrangement share option exercise period				3 years
Description about how options will be exercised share options granted				volume-weighted six-month average price of the Company shares in Xetra trading (or a comparable successor system) at the Frankfurt Stock Exchange exceeds the exercise price by 20% or more
Incremental fair value of option granted | € / shares				€ 5.93
2020 Stock Option Plan
Personnel Costs [Line Items]
Share based compensation arrangement award vesting period			4 years
Share based compensation arrangement share option exercise period			3 years
Description about how options will be exercised share options granted			the volume-weighted six-month average price of the Company shares in Xetra trading (or a comparable successor system) at the Frankfurt Stock Exchange exceeds the exercise price by 20% or more
2021 Stock Option Plan
Personnel Costs [Line Items]
Share based compensation arrangement award vesting period		4 years
Share based compensation arrangement share option exercise period		3 years
Description about how options will be exercised share options granted		the volume-weighted six-month average price of the Company shares in Xetra trading (or a comparable successor system) at the Frankfurt Stock Exchange exceeds the exercise price by 20% or more
Share based payments	€ 2,300	€ 513	€ 1,125
2021 Stock Option Plan | Tranche 2021 I
Personnel Costs [Line Items]
Number of stock options granted | shares	0	100,000
Share based compensation by share based award number of options waived by the holder | shares	40,000
2021 Stock Option Plan | Capital reserve
Personnel Costs [Line Items]
Share based payments	€ 5,116	€ 2,815	2,303
2021 Restricted Stock Unit Plan
Personnel Costs [Line Items]
Share based compensation arrangement award vesting period		4 years
Vested entitlement settlement trading days		40 days
2021 Restricted Stock Unit Plan | Restricted Stock Units
Personnel Costs [Line Items]
Share based payments	3,832	€ 1,429	0
2021 Restricted Stock Unit Plan | Capital reserve | Restricted Stock Units
Personnel Costs [Line Items]
Share based payments	€ 5,261	1,429	0
2022 Stock Option Plan
Personnel Costs [Line Items]
Number of stock options granted | shares	108,000
Share based compensation by share based award period within which stock options may be excercised from the date of vesting	5 years
Share based compensation by share based award options issued in exchange of options waived | shares	33,000
Incremental fair value granted modified share based payment arrangements	€ 58,378
2022 Stock Option Plan | Share Price Performance Target
Personnel Costs [Line Items]
Share based compensation by share based award performance weightage percentage	80.00%
2022 Stock Option Plan | ESG Performance Target
Personnel Costs [Line Items]
Share based compensation by share based award performance weightage percentage	20.00%
2022 Stock Option Plan | Share Price And ESG Performance Target | Bottom of range
Personnel Costs [Line Items]
Share based compensation by share based award target achievement percentage	0.00%
2022 Stock Option Plan | Share Price And ESG Performance Target | Top of range
Personnel Costs [Line Items]
Share based compensation by share based award target achievement percentage	100.00%
Defined Contribution Pension Plans
Personnel Costs [Line Items]
Contributions to governmental pension schemes	€ 1,799	€ 1,301	€ 872